Contract Assets/(Liabilities)	12 Months Ended
Dec. 31, 2023
Contract Assetsliabilities
Contract Assets/(Liabilities)

4. Contract Assets/(Liabilities)

Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following at December 31:

	2022 SGD	2023 SGD	2023 USD
Progress billings to date	21,137,410	26,612,224	19,693,046
Less: Revenue recognized to date	(14,113,469)	(21,105,331)	(15,617,945)
Less: Credit losses	-	(396,528)	(293,431)
Contract assets	7,023,941	5,110,365	3,781,670
Contract assets, current	7,023,941	5,110,365	3,781,670

Movement of the allowance for contract assets were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	-	-	-
Addition	-	396,528	293,431
Write-off		(396,528)	(293,431)
Ending balance	-	-	-

Contract liabilities consisted of the following at December 31:

	2022	2023	2023
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	425,332	1,482,957	1,097,388

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD
Balance at beginning of the period	804,103	425,332	314,746
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(570,951)	(418,432)	(309,639)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	192,180	1,476,057	1,092,281
Balance at end of the period	425,332	1,482,957	1,097,388

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements